Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

7.      GOODWILL

At December 31, 2014 and 2013, the fair value of the reporting unit exceeded its carrying value. Accordingly, the Company determined that goodwill was not impaired and no further testing was performed.